Investments - Equity Securities without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Apr. 30, 2018 CNY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in equity securities without readily determinable fair values	¥ 26,290	¥ 52,132
Carrying value of investments	28,477	57,189			$ 4,469
Common stock of Trytry Global inc
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity interest (as a percent)			14.56%			14.56%
Preference shares of Trytry Global Inc. ("Trytry")
Equity Securities without Readily Determinable Fair Value [Line Items]
Change in fair value of financial instruments			¥ 22,363
Seed Round
Equity Securities without Readily Determinable Fair Value [Line Items]
Preference shares acquired/subscribed | shares				20,000,000
Acquisition consideration				¥ 2,000
A2 Round
Equity Securities without Readily Determinable Fair Value [Line Items]
Preference shares acquired/subscribed | shares			711,462
Acquisition consideration			¥ 2,093			$ 300
Spring Place
Equity Securities without Readily Determinable Fair Value [Line Items]
Number of ordinary shares subscribed | shares							44,115	44,115
Acquisition consideration							¥ 17,187	$ 2,500
Equity interest (as a percent)							1.37%	1.37%
Impairment on equity securities without readily determinable fair values	0	0
Carrying value of investments	15,940	16,312
Guangyao
Equity Securities without Readily Determinable Fair Value [Line Items]
Acquisition consideration									¥ 9,500
Equity interest (as a percent)									19.00%
Impairment on equity securities without readily determinable fair values	0	0	¥ 0
Trytry
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in equity securities without readily determinable fair values	¥ 0	¥ 26,320